Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	$ 1,233
Balance	1,452	$ 1,233
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	23,440	23,582
Acquisitions - self development	368	273
Disposals	(3)	(574)
Translation differences	163	159
Balance	23,968	23,440
Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	22,207	22,276
Amortization for the year	249	185
Disposals	(3)	(308)
Translation differences	63	54
Balance	22,516	22,207
Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	1,233	1,306
Balance	1,452	1,233
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	21,586	21,880
Acquisitions - self development
Disposals		(319)
Translation differences	10	25
Balance	21,596	21,586
Goodwill [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	21,455	21,545
Amortization for the year
Disposals		(95)
Translation differences		5
Balance	21,455	21,455
Goodwill [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	131	335
Balance	141	131
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	1,560	1,248
Acquisitions - self development	368	273
Disposals	(3)	(45)
Translation differences	114	84
Balance	2,039	1,560
Software [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	686	524
Amortization for the year	219	170
Disposals	(3)	(45)
Translation differences	55	37
Balance	957	686
Software [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	874	724
Balance	1,082	874
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	294	454
Acquisitions - self development
Disposals		(210)
Translation differences	39	50
Balance	333	294
Others [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	66	207
Amortization for the year	30	15
Disposals		(168)
Translation differences	8	12
Balance	104	66
Others [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	228	247
Balance	$ 229	$ 228